Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (328,221)	$ (47,587)	¥ (313,959)	¥ (87,619)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	114,695	114,695	112,985	109,563
Weighted-average number of ordinary shares outstanding, Diluted	114,695	114,695	112,985	109,563
Loss per share, Basic | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Loss per share, Diluted | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Common Class A [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (214,390)	$ (31,083)	¥ (193,772)	¥ (51,294)
Net loss attributable to ordinary shareholders	¥ (214,390)	$ (31,083)	¥ (193,772)	¥ (51,294)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	74,917,000	74,917,000	69,733,000	64,143,000
Weighted-average number of ordinary shares outstanding, Diluted	74,917,000	74,917,000	69,733,000	64,143,000
Loss per share, Basic | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Loss per share, Diluted | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Common Class B [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (113,831)	$ (16,504)	¥ (120,187)	¥ (36,325)
Net loss attributable to ordinary shareholders	¥ (113,831)	$ (16,504)	¥ (120,187)	¥ (36,325)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	39,778,000	39,778,000	43,252,000	45,420,000
Weighted-average number of ordinary shares outstanding, Diluted	39,778,000	39,778,000	43,252,000	45,420,000
Loss per share, Basic | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Loss per share, Diluted | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)